Selected Quarterly Financial Information (Tables)	12 Months Ended
Apr. 27, 2013
Summary of Quarterly Financial Information

A summary of quarterly financial information for fiscal 2013 and fiscal 2012 is as follows:

Fiscal 2013 Quarterly Period Ended On or About	July 28, 2012 Restated	October 27, 2012 Restated	January 26, 2013 Restated	April 27, 2013	Fiscal Year 2013
Sales	$1,453,507	1,884,532	2,223,945	1,277,021	6,839,005
Gross profit	$415,805	482,289	553,512	230,900	1,682,506

Net income (loss)	$(39,828)	501	(3,683)	(114,796)	(157,806)

Basic loss per common share:
Net loss	$(0.76)	(0.07)	(0.14)	(2.04)	(3.02)

Diluted loss per common share:
Net loss	$(0.76)	(0.07)	(0.14)	(2.04)	(3.02)

Fiscal 2012 Quarterly Period Ended On or About	July 30, 2011 Restated	October 29, 2011 Restated	January 28, 2012 Restated	April 28, 2012 Restated	Fiscal Year 2012 Restated
Sales	$1,418,404	1,891,961	2,439,124	1,379,710	7,129,199
Gross profit	$390,231	472,415	654,243	400,627	1,917,516

Net income (loss)	$(55,000)	(6,111)	52,889	(56,618)	(64,840)

Basic income (loss) per common share:
Net income (loss)	$(0.96)	(0.17)	0.80	(1.06)	(1.34)

Diluted income (loss) per common share:
Net income (loss)	$(0.96)	(0.17)	0.72	(1.06)	(1.34)

Effects of Corrections and Other Adjustments Previously Reported Unaudited Quarterly Financial Information

The following tables present the effects of the corrections and other adjustments made to the Company’s previously reported unaudited quarterly financial information for the quarters ended July 29, 2012, October 27, 2012 and January 26, 2013, and each of the quarters in the year ended April 28, 2012. See Note 2 for further information regarding these adjustments.

Statement of Operations Data:	13 weeks ended July 28, 2012
	As Previously Reported	Corrections	Restated
(In thousands, except per share data)
Sales	$1,453,507	—	$1,453,507
Cost of sales and occupancy	1,039,619	(1,917)	1,037,702

Gross profit	413,888	1,917	415,805

Selling and administrative expenses	410,055	—	410,055
Depreciation and amortization	58,035	—	58,035

Operating income (loss)	(54,202)	1,917	(52,285)
Interest expense, net and amortization of deferred financing fees	8,941	—	8,941

Income (loss) before income taxes (benefit)	(63,143)	1,917	(61,226)
Income taxes (benefit)	(22,163)	765	(21,398)

Net income (loss)	$(40,980)	1,152	$(39,828)

Diluted income (loss) per common share

Net income (loss)	$(0.78)	0.02	$(0.76)

Statement of Operations Data:	13 weeks ended October 27, 2012
	As Previously Reported	Corrections	Restated
(In thousands, except per share data)
Sales	$1,884,532	—	$1,884,532
Cost of sales and occupancy	1,404,034	(1,791)	1,402,243

Gross profit	480,498	1,791	482,289

Selling and administrative expenses	415,747	—	415,747
Depreciation and amortization	57,613	—	57,613

Operating income	7,138	1,791	8,929
Interest expense, net and amortization of deferred financing fees	8,122	—	8,122

Income (loss) before income taxes (benefit)	(984)	1,791	807
Income taxes (benefit)	(409)	715	306

Net income (loss)	$(575)	1,076	$501

Diluted income (loss) per common share

Net income (loss)	$(0.09)	0.02	$(0.07)

Statement of Operations Data:	13 weeks ended January 26, 2013
	As Previously Reported	Corrections	Restated
(In thousands, except per share data)
Sales	$2,223,945	—	$2,223,945
Cost of sales and occupancy	1,674,384	(3,951)	1,670,433

Gross profit	549,561	3,951	553,512

Selling and administrative expenses	494,094	—	494,094
Depreciation and amortization	55,761	—	55,761

Operating income (loss)	(294)	3,951	3,657
Interest expense, net and amortization of deferred financing fees	8,772	—	8,772

Income (loss) before income taxes (benefit)	(9,066)	3,951	(5,115)
Income taxes (benefit)	(3,008)	1,576	(1,432)

Net income (loss)	$(6,058)	2,375	$(3,683)
Diluted income (loss) per common share

Net income (loss)	$(0.18)	0.04	$(0.14)

Statement of Operations Data:	13 weeks ended July 30, 2011
	As Previously Reported	Corrections	Restated
(In thousands, except per share data)
Sales	$1,418,404	—	$1,418,404
Cost of sales and occupancy	1,030,846	(2,673)	1,028,173

Gross profit	387,558	2,673	390,231

Selling and administrative expenses	411,118	—	411,118
Depreciation and amortization	55,671	—	55,671

Operating income (loss)	(79,231)	2,673	(76,558)
Interest expense, net and amortization of deferred financing fees	(9,442)	—	(9,442)

Income (loss) before income taxes (benefit)	(88,673)	2,673	(86,000)
Income taxes (benefit)	(32,067)	1,067	(31,000)

Net income (loss)	$(56,606)	1,606	$(55,000)
Diluted income (loss) per common share

Net income (loss)	$(0.99)	0.03	$(0.96)

Statement of Operations Data:	13 weeks ended October 29, 2011
	As Previously Reported	Corrections	Restated
(In thousands, except per share data)
Sales	$1,891,961	—	$1,891,961
Cost of sales and occupancy	1,420,297	(751)	1,419,546

Gross profit	471,664	751	472,415

Selling and administrative expenses	415,632	—	415,632
Depreciation and amortization	57,755	—	57,755

Operating income (loss)	(1,723)	751	(972)
Interest expense, net and amortization of deferred financing fees	(8,460)	—	(8,460)

Income (loss) before income taxes (benefit)	(10,183)	751	(9,432)
Income taxes (benefit)	(3,620)	299	(3,321)

Net income (loss)	$(6,563)	452	$(6,111)
Diluted income (loss) per common share

Net income (loss)	$(0.17)	0.00	$(0.17)

Statement of Operations Data:	13 weeks ended January 28, 2012
	As Previously Reported	Corrections	Restated
(In thousands, except per share data)
Sales	$2,439,124	—	$2,439,124
Cost of sales and occupancy	1,786,308	(1,427)	1,784,881

Gross profit	652,816	1,427	654,243

Selling and administrative expenses	502,870	—	502,870
Depreciation and amortization	60,273	—	60,273

Operating income	89,673	1,427	91,100
Interest expense, net and amortization of deferred financing fees	(8,773)	—	(8,773)

Income before income taxes	80,900	1,427	82,327
Income taxes (benefit)	28,869	569	29,438

Net income	$52,031	858	$52,889
Diluted earnings per common share

Net income	$0.71	0.01	$0.72

Statement of Operations Data:	13 weeks ended April 28, 2012
	As Previously Reported	Corrections	Restated
(In thousands, except per share data)
Sales	$1,379,710	—	$1,379,710
Cost of sales and occupancy	980,932	(1,849)	979,083

Gross profit	398,778	1,849	400,627

Selling and administrative expenses	409,832	—	409,832
Depreciation and amortization	58,968	—	58,968

Operating income (loss)	(70,022)	1,849	(68,173)
Interest expense, net and amortization of deferred financing fees	(8,629)	—	(8,629)

Income (loss) before income taxes	(78,651)	1,849	(76,802)
Income taxes (benefit)	(20,922)	738	(20,184)

Net income (loss)	$(57,729)	1,111	$(56,618)
Diluted income (loss) per common share

Net income (loss)	$(1.08)	0.02	$(1.06)

Balance Sheet Data:	As of July 28, 2012
	As Previously Reported	Corrections	Other Adjustments	Restated
(In thousands, except per share data)
Assets
Current assets:
Cash and cash equivalents	$20,221	—	—	$20,221
Receivables, net	144,297	9,203	—	153,500
Merchandise inventories, net	1,947,422	—	—	1,947,422
Prepaid expenses and other current assets	192,316	—	—	192,316

Total current assets	2,304,256	9,203	—	2,313,459

Property and equipment:
Land and land improvements	2,541	—	—	2,541
Buildings and leasehold improvements	1,200,928	—	—	1,200,928
Fixtures and equipment	1,804,193	—	—	1,804,193

	3,007,662	—	—	3,007,662
Less accumulated depreciation and amortization	2,410,984	—	—	2,410,984

Net property and equipment	596,678	—	—	596,678

Goodwill	518,578	—	—	518,578
Intangible assets, net	562,522	—	—	562,522
Other noncurrent assets	62,650	—	—	62,650

Total assets	$4,044,684	9,203	—	$4,053,887

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable	$1,387,004	(98,117)	—	$1,288,887
Accrued liabilities	474,467	19,363	46,275	540,105
Gift card liabilities	312,855	—	—	312,855

Total current liabilities	2,174,326	(78,754)	46,275	2,141,847

Long-term debt	302,800	—	—	302,800
Deferred taxes	268,410	(26,026)	—	242,384
Other long-term liabilities	397,415	8,217	(46,275)	359,357
Redeemable Preferred Shares; $.001 par value; 5,000 shares authorized; 204 shares issued	192,589	—	—	192,589
Shareholders’ equity:
Common stock; $.001 par value; 300,000 shares authorized; 91,376 shares issued	92	—	—	92
Additional paid-in capital	1,347,990	—	—	1,347,990
Accumulated other comprehensive loss	(16,635)	—	—	(16,635)
Retained earnings	436,336	105,766	—	542,102
Treasury stock, at cost, 33,722 shares	(1,058,639)	—	—	(1,058,639)

Total Shareholders’ equity	709,144	105,766	—	814,910

Commitments and contingencies	—	—	—	—

Total liabilities and shareholders’ equity	$4,044,684	9,203	—	$4,053,887

Balance Sheet Data:	As of October 27, 2012
	As Previously Reported	Corrections	Other Adjustments	Restated
(In thousands, except per share data)
Assets
Current assets:
Cash and cash equivalents	$470,994	—	—	$470,994
Receivables, net	224,545	8,957	—	233,502
Merchandise inventories, net	1,796,208	—	—	1,796,208
Prepaid expenses and other current assets	223,325	—	—	223,325

Total current assets	2,715,072	8,957	—	2,724,029

Property and equipment:
Land and land improvements	2,541	—	—	2,541
Buildings and leasehold improvements	1,211,156	—	—	1,211,156
Fixtures and equipment	1,833,667	—	—	1,833,667

	3,047,364	—	—	3,047,364
Less accumulated depreciation and amortization	2,462,310	—	—	2,462,310

Net property and equipment	585,054	—	—	585,054

Goodwill	515,524	—	—	515,524
Intangible assets, net	558,157	—	—	558,157
Other noncurrent assets	57,218	—	—	57,218

Total assets	$4,431,025	8,957	—	$4,439,982

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable	$1,448,397	(99,908)	—	$1,348,489
Accrued liabilities	470,975	20,078	44,908	535,961
Gift card liabilities	297,191	—	—	297,191

Total current liabilities	2,216,563	(79,830)	44,908	2,181,641

Long-term debt	338,400	—	—	338,400
Deferred taxes	292,879	(26,026)	—	266,853
Other long-term liabilities	364,966	7,971	(44,908)	328,029
Redeemable Preferred Shares; $.001 par value; 5,000 shares authorized; 204 shares issued	192,904	—	—	192,904
Preferred Membership Interests in NOOK Media, LLC	289,054	—	—	289,054
Shareholders’ equity:
Common stock; $.001 par value; 300,000 shares authorized; 91,376 shares issued	92	—	—	92
Additional paid-in capital	1,377,992	—	—	1,377,992
Accumulated other comprehensive loss	(16,635)	—	—	(16,635)
Retained earnings	434,174	106,842	—	541,016
Treasury stock, at cost, 33,722 shares	(1,059,364)	—	—	(1,059,364)

Total Shareholders’ equity	736,259	106,842	—	843,101

Commitments and contingencies	—	—	—	—

Total liabilities and shareholders’ equity	$4,431,025	8,957	—	$4,439,982

Balance Sheet Data:	As of January 26, 2013
	As Previously Reported	Corrections	Other Adjustments	Restated
(In thousands, except per share data)
Assets
Current assets:
Cash and cash equivalents	$213,643	—	—	$213,643
Receivables, net	387,459	8,710	—	396,169
Merchandise inventories, net	1,784,949	—	—	1,784,949
Prepaid expenses and other current assets	186,324	—	—	186,324

Total current assets	2,572,375	8,710	—	2,581,085

Property and equipment:
Land and land improvements	2,541	—	—	2,541
Buildings and leasehold improvements	1,208,770	—	—	1,208,770
Fixtures and equipment	1,845,100	—	—	1,845,100

	3,056,411	—	—	3,056,411
Less accumulated depreciation and amortization	2,483,042	—	—	2,483,042

Net property and equipment	573,369	—	—	573,369

Goodwill	514,417	—	—	514,417
Intangible assets, net	553,099	—	—	553,099
Other noncurrent assets	63,001	—	—	63,001

Total assets	$4,276,261	8,710	—	$4,284,971

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable	$1,360,613	(103,859)	—	$1,256,754
Accrued liabilities	563,028	21,654	43,300	627,982
Gift card liabilities	386,704	—	—	386,704

Total current liabilities	2,310,345	(82,205)	43,300	2,271,440

Long-term debt	—	—	—	—
Deferred taxes	273,475	(26,026)	—	247,449
Other long-term liabilities	390,025	7,724	(43,300)	354,449
Redeemable Preferred Shares; $.001 par value; 5,000 shares authorized; 204 shares issued	193,220	—	—	193,220
Preferred Membership Interests in NOOK Media, LLC	381,184	—	—	381,184
Shareholders’ equity:
Common stock; $.001 par value; 300,000 shares authorized; 91,376 shares issued	92	—	—	92
Additional paid-in capital	1,383,430	—	—	1,383,430
Accumulated other comprehensive loss	(16,635)	—	—	(16,635)
Retained earnings	420,627	109,217	—	529,844
Treasury stock, at cost, 33,722 shares	(1,059,502)	—	—	(1,059,502)

Total Shareholders’ equity	728,012	109,217	—	837,229

Commitments and contingencies	—	—	—	—

Total liabilities and shareholders’ equity	$4,276,261	8,710	—	$4,284,971

Balance Sheet Data:	As of July 30, 2011
	As Previously Reported	Corrections	Other Adjustments	Restated
(In thousands, except per share data)
Assets
Current assets:
Cash and cash equivalents	$22,353	—	—	$22,353
Receivables, net	156,543	—	—	156,543
Merchandise inventories, net	1,814,436	—	—	1,814,436
Prepaid expenses and other current assets	156,632	—	—	156,632

Total current assets	2,149,964	—	—	2,149,964

Property and equipment:
Land and land improvements	8,617	—	—	8,617
Buildings and leasehold improvements	1,208,454	—	—	1,208,454
Fixtures and equipment	1,690,529	—	—	1,690,529

	2,907,600	—	—	2,907,600
Less accumulated depreciation and amortization	2,228,562	—	—	2,228,562

Net property and equipment	679,038	—	—	679,038

Goodwill	523,006	—	—	523,006
Intangible assets, net	563,034	—	—	563,034
Other noncurrent assets	56,615	—	—	56,615

Total assets	$3,971,657	—	—	$3,971,657

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable	$1,275,708	(92,173)	—	$1,183,535
Accrued liabilities	403,667	16,006	52,071	471,744
Gift card liabilities	301,249	—	—	301,249

Total current liabilities	1,980,624	(76,167)	52,071	1,956,528

Long-term debt	509,600	—	—	509,600
Deferred taxes	279,716	(26,026)	—	253,690
Other long-term liabilities	434,334	—	(52,071)	382,263
Shareholders’ equity:
Common stock; $.001 par value; 300,000 shares authorized; 90,641 shares issued	91	—	—	91
Additional paid-in capital	1,327,948	—	—	1,327,948
Accumulated other comprehensive loss	(11,630)	—	—	(11,630)
Retained earnings	505,773	102,193	—	607,966
Treasury stock, at cost, 33,453 shares	(1,054,799)	—	—	(1,054,799)

Total Shareholders’ equity	767,383	102,193	—	869,576

Commitments and contingencies	—	—	—	—

Total liabilities and shareholders’ equity	$3,971,657	—	—	$3,971,657

Balance Sheet Data:	As of October 29, 2011
	As Previously Reported	Corrections	Other Adjustments	Restated
(In thousands, except per share data)
Assets
Current assets:
Cash and cash equivalents	$23,633	—	—	$23,633
Receivables, net	240,600	—	—	240,600
Merchandise inventories, net	1,836,740	—	—	1,836,740
Prepaid expenses and other current assets	180,352	—	—	180,352

Total current assets	2,281,325	—	—	2,281,325

Property and equipment:
Land and land improvements	8,617	—	—	8,617
Buildings and leasehold improvements	1,220,869	—	—	1,220,869
Fixtures and equipment	1,725,135	—	—	1,725,135

	2,954,621	—	—	2,954,621
Less accumulated depreciation and amortization	2,280,551	—	—	2,280,551

Net property and equipment	674,070	—	—	674,070

Goodwill	521,899	—	—	521,899
Intangible assets, net	574,964	—	—	574,964
Other noncurrent assets	55,794	—	—	55,794

Total assets	$4,108,052	—	—	$4,108,052

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable	$1,461,981	(92,924)	—	$1,369,057
Accrued liabilities	436,868	16,305	50,691	503,864
Gift card liabilities	287,268	—	—	287,268

Total current liabilities	2,186,117	(76,619)	50,691	2,160,189

Long-term debt	274,900	—	—	274,900
Deferred taxes	275,868	(26,026)	—	249,842
Other long-term liabilities	418,923	—	(50,691)	368,232
Redeemable Preferred Shares; $.001 par value; 5,000 shares authorized; 204 shares issued	191,681	—	—	191,681
Shareholders’ equity:
Common stock; $.001 par value; 300,000 shares authorized; 90,856 shares issued	91	—	—	91
Additional paid-in capital	1,331,983	—	—	1,331,983
Accumulated other comprehensive loss	(11,630)	—	—	(11,630)
Retained earnings	495,830	102,645	—	598,475
Treasury stock, at cost, 33,527 shares	(1,055,711)	—	—	(1,055,711)

Total Shareholders’ equity	760,563	102,645	—	863,208

Commitments and contingencies	—	—	—	—

Total liabilities and shareholders’ equity	$4,108,052	—	—	$4,108,052

Balance Sheet Data:	As of January 28, 2012
	As Previously Reported	Corrections	Other Adjustments	Restated
(In thousands, except per share data)
Assets
Current assets:
Cash and cash equivalents	$27,397	—	—	$27,397
Receivables, net	396,854	—	—	396,854
Merchandise inventories, net	1,814,898	—	—	1,814,898
Prepaid expenses and other current assets	169,535	—	—	169,535

Total current assets	2,408,684	—	—	2,408,684

Property and equipment:
Land and land improvements	2,541	—	—	2,541
Buildings and leasehold improvements	1,191,224	—	—	1,191,224
Fixtures and equipment	1,752,333	—	—	1,752,333

	2,946,098	—	—	2,946,098
Less accumulated depreciation and amortization	2,309,607	—	—	2,309,607

Net property and equipment	636,491	—	—	636,491

Goodwill	520,792	—	—	520,792
Intangible assets, net	569,488	—	—	569,488
Other noncurrent assets	54,418	—	—	54,418

Total assets	$4,189,873	—	—	$4,189,873

Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable	$1,488,552	(94,351)	—	$1,394,201
Accrued liabilities	542,503	16,874	48,826	608,203
Gift card liabilities	367,555	—	—	367,555

Total current liabilities	2,398,610	(77,477)	48,826	2,369,959

Long-term debt	101,600	—	—	101,600
Deferred taxes	275,436	(26,026)	—	249,410
Other long-term liabilities	408,291	—	(48,826)	359,465
Redeemable Preferred Shares; $.001 par value; 5,000 shares authorized; 204 shares issued	191,958	—	—	191,958
Preferred Membership Interests in NOOK Media, LLC	—	—	—	—
Shareholders’ equity:
Common stock; $.001 par value; 300,000 shares authorized; 90,928 shares issued	91	—	—	91
Additional paid-in capital	1,337,777	—	—	1,337,777
Accumulated other comprehensive loss	(11,630)	—	—	(11,630)
Retained earnings	543,582	103,503	—	647,085
Treasury stock, at cost, 33,537 shares	(1,055,842)	—	—	(1,055,842)

Total Shareholders’ equity	813,978	103,503	—	917,481

Commitments and contingencies	—	—	—	—

Total liabilities and shareholders’ equity	$4,189,873	—	—	$4,189,873